Offerings	Aug. 09, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Northwest Natural HoldingCompany Debt Securities
Offering Note	An unspecified aggregate offering of the securities is being registered as may from time to time be offered by the registrant at unspecified prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder. Separate consideration may or may not be received for securities that are issuable upon exercise, settlement, conversion or exchange of other securities. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (“
Securities Act
”), this Registration Statement also covers any additional securities that may be offered or issued hereunder as a result of stock splits, stock dividends or similar transactions. In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrants are deferring payment of all of the registration fee and will pay any applicable registration fees on a “pay as you go” basis.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Northwest Natural HoldingCompany Junior SubordinatedDebentures
Offering Note	Please see offering note (1).
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Northwest Natural HoldingCompany Preferred Stock, nopar value
Offering Note	Please see offering note (1).
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Northwest Natural HoldingCompany Common Stock, nopar value
Offering Note	Please see offering note (1).
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Northwest Natural GasCompany Debt Securities
Offering Note	Please see offering note (1).
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Northwest Natural GasCompany Preferred Stock, nopar value
Offering Note	Please see offering note (1).
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Northwest Natural HoldingCompany Common Stock, nopar value (for issuance under theNorthwest Natural HoldingCompany DividendReinvestment and Direct StockPurchase Plan)
Amount Registered	285,060
Maximum Aggregate Offering Price	$ 285,060
Carry Forward Form Type	S-3
Carry Forward File Number	333-258792
Carry Forward Initial Effective Date	Aug. 13, 2021
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 2,721.46
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this Registration Statement include 285,060 unsold shares of Northwest Natural Holding Company’s common stock (“
Unsold Shares
”), 35,060 of which were previously registered by Northwest Natural Holding Company pursuant to a registration statement on Form
S-3
(Registration
No. 333-227662),
which was automatically effective on October 2, 2018 (the “
Initial Registration Statement
”) and all of the Unsold Shares were subsequently registered pursuant to a registration statement on Form
S-3
(Registration
No. 333-258792),
which was automatically effective on August 13, 2021 (the “
Second Registration Statement
”). Accordingly, no registration fee is due for registration of the Unsold Shares hereunder. The Unsold Shares may be issued under the Northwest Natural Holding Company Dividend Reinvestment and Direct Stock Purchase Plan. In connection with the registration of the Unsold Shares on the Initial Registration Statement, Northwest Natural Holding Company previously paid filing fees of $3,359.66. The total registration fee associated with the registering the Unsold Shares under the Second Prospectus Supplement was $2,721.46 (the “
Second Fee
”), which was satisfied by offsetting $1,842.41 of the unused registration fee from the Initial Prospectus Supplement and a contemporaneous fee payment of the balance of $879.05. The entirety of the Second Fee will continue to be applied to the Unsold Shares. In accordance with Rule 415(a)(6), the offering of the Unsold Shares registered under the Second Registration Statement will be terminated as of the date of effectiveness of this Registration Statement.Pursuant to Rule 416(a) under the Securities Act, this Registration Statement also covers any additional securities that may be offered or issued hereunder as a result of stock splits, stock dividends or similar transactions.